Northern Lights Fund Trust III

Marathon Value Portfolio

Incorporated herein by reference is the supplement to the Prospectus for the Marathon Value Portfolio, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 24, 2018, (SEC Accession 0001580642-18-003474).